COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2025
Loss Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Leases
As of June 30, 2025 and December 31, 2024, the Company had commitments primarily under three leases. Refer to Note 15 for further information on lease commitments.
Investment and Loan Commitments
As of June 30, 2025 and December 31, 2024, the Company was obligated to seven portfolio companies, all of which are non-consolidated variable interest entities (VIEs), to fund up to $65.4 million and $69.0 million, respectively. Subsequent to the period ended June 30, 2025, $4.1 million of this amount has been funded. Refer to Note 10 for further information on VIEs.
As of June 30, 2025 and December 31, 2024, the Company had outstanding credit facilities to counterparties and arrangements to finance delayed trading settlement up to three days totaling $80.0 million and $60.0 million, respectively, and had funded $60.0 million and $39.9 million in relation to these facilities as of June 30, 2025 and December 31, 2024, respectively. Credit facilities are supported by counterparties’ assets. There were no additional fundings of these facilities subsequent to period end.
Contractual Commitments
As of June 30, 2025 and December 31, 2024, the Company had an outstanding commitment for the construction of improvements at its Helios facility totaling $478.2 million and $9.1 million, respectively.
Indemnifications
The Company has provided standard representations for agreements and customary indemnification for claims and legal proceedings. Insurance has been purchased to mitigate certain of these risks. Generally, there are no stated or notional amounts included in these indemnifications and the contingencies triggering the obligation for indemnification are not expected to occur. Furthermore, counterparties to these transactions often provide comparable indemnifications. The Company is unable to develop an estimate of the maximum payout under these indemnifications for several reasons. In addition to the lack of a stated or notional amount in a majority of such indemnifications, it is not possible to predict the nature of events that would trigger indemnification or the level of indemnification for a certain event. The Company believes, however, that the possibility of making any material payments for these indemnifications is remote. As of June 30, 2025 and December 31, 2024, there was no liability accrued under these arrangements.
Legal and Regulatory Matters
In the ordinary course of business, the Company and its subsidiaries and affiliates may be threatened with, named as defendants in, or made parties to pending and potential legal actions, including class actions, arbitrations and other disputes. The Company and its subsidiaries and affiliates are also subject to oversight by numerous regulatory and other governmental agencies and may receive inspection requests, investigative subpoenas and requests from regulators for documents and information, which could lead to enforcement investigations and actions.
The Company reviews any lawsuits, regulatory investigations, and other legal proceedings on an ongoing basis and provides disclosure and records loss contingencies in accordance with its accounting policies. Except as discussed below, the Company does not believe that the ultimate resolution of existing legal and regulatory outstanding matters will have a material effect on our financial condition or liquidity. However, in light of the uncertainties inherent in these matters, it is possible that the ultimate resolution of one or more of these matters may have a material adverse effect on the Company’s results of operations for a particular period, and future changes in circumstances or additional information could result in additional accruals or resolution in excess of established accruals, which could adversely affect the Company’s results of operations, potentially materially.
Luna Matters: On March 27, 2025, Galaxy reached an agreement with the New York State Attorney General to resolve civil claims relating to certain investments, trading, and public statements made in connection with the LUNA digital asset from late 2020 to 2022. As of June 30, 2025, the Company had accrued a legal provision of $148 million. The accrued amounts include the impact of discounting the estimated cash flows at a rate of approximately 4.3%. The undiscounted amount of the settlement was $160 million as of June 30, 2025 and payable between 2026 and 2028, with a payment of $40 million in 2026, and a payment of $60 million in each of 2027 and 2028. Under the terms of the settlement, Galaxy also agreed to, among other things, compliance enhancements related to public statements about cryptocurrency and purchases and sales of cryptocurrency.
In December 2022, a proposed class action was filed in the Ontario Superior Court of Justice against GDH Ltd., our Chief Executive Officer (“CEO”) and our former Chief Financial Officer asserting various claims including alleged misrepresentations relating to our public disclosure regarding investments and trading in the LUNA digital asset. The class action purports to be brought on behalf of a proposed class of persons and entities who acquired our securities on the secondary market from May 17, 2021 to and including May 6, 2022. The class action seeks unspecified damages and various declaratory relief, including leave to proceed with the right of action for misrepresentation under statutory securities provisions. These proceedings are still in early stages and have not been certified to proceed as a class action. The plaintiff’s motion for leave and certification is scheduled to be heard in April 2026. Based on the stage of the case, the outcome remains uncertain, and the Company cannot estimate the potential impact, if any, on its business or financial statements at this time.
Tax Distributions
The terms of the GDH LP 7th Amended and Restated Limited Partnership Agreement (“LPA”), executed in connection with the Reorganization Transactions in May 2025, provide for pro rata cash distributions to the holders of LP Units for purposes of funding partner tax obligations in respect of the taxable income of GDH LP that is allocated to them. Generally, these tax distributions are computed based on GDH LP’s estimate of the net taxable income of GDH LP allocable to each holder of LP Units multiplied by an assumed tax rate equal to the highest effective marginal combined U.S. federal, state and local income tax rate prescribed for an individual or corporate resident of New York, New York (taking into account the non-deductibility of certain expenses and the character of GDH LP’s income). Amounts distributed pursuant to such tax distribution provision were treated as an advance against, and reduced (on a dollar for dollar basis), future amounts that would otherwise be distributable to such holders of LP Units. Prior to the Reorganization Transactions, GDH LP’s then-effective limited partnership agreement permitted the prior general partner of GDH LP, Galaxy Digital Holdings GP LLC (“GDH GP LLC”), to direct GDH LP to make tax distributions to the holders of LP Units. Tax-related distributions of $30.4 million and $39.9 million were paid during the three and six months ended June 30, 2025, respectively, and tax-related distributions of $9.0 million and $45.7 million were paid during the three and six months ended June 30, 2024, respectively.
In December 2021, July 2024, and during the six months ended June 30, 2025, the Company contributed approximately $523.0 million, $20.0 million, and $578.1 million, respectively, into wholly-owned subsidiaries through which the Company operates bitcoin mining, qualified digital assets and blockchain related activities, and AI/HPC leasing activities in qualified opportunity zones. The qualified opportunity zone program was established by Congress under the Tax Cuts and Jobs Act of 2017 to encourage long-term investments in low-income urban and rural communities nationwide, and through which taxpayers may defer eligible capital gains provided they meet the program’s requirements. In December 2026, the Company will be required to recognize capital gains on 90% of the contributed amount for U.S. federal tax purposes, which will be allocated to the limited partner unit holders of GDH LP including the noncontrolling interest holders of the Company, in accordance with their ownership interests at that time. As such depending on facts and circumstances at that time, the Company may be required to make additional tax distributions to its noncontrolling interest holders.
COMMITMENTS AND CONTINGENCIES
In the ordinary course of business, the Corporation and its affiliates may be threatened with, named as defendants in, or made parties to pending and potential legal actions, including class actions, arbitrations or other disputes. The Corporation’s affiliates are subject to oversight by numerous regulatory and other governmental agencies and may receive inspection requests, investigative subpoenas and requests from regulators for documents and information, which could lead to enforcement investigations and actions. The Corporation reviews any lawsuits, regulatory investigations, and other legal proceedings on an ongoing basis and provides disclosure and records loss contingencies in accordance with its accounting policies.
On March 27, 2025, the Corporation, GDHL and certain of its affiliates reached an agreement with the New York State Attorney General to resolve civil claims relating to certain investments, trading, and public statements made in connection with the LUNA digital asset from late 2020 to 2022. As of December 31, 2024, GDH LP accrued a legal provision of $182 million. The accrued amounts include the impact of discounting the estimated cash flows. The undiscounted amount of the settlement is $200 million and payable between 2025 and 2028. Under the terms of the settlement, GDH LP also agreed to, among other things, compliance enhancements related to public statements about cryptocurrency and purchases and sales of cryptocurrency.

Galaxy Digital Holdings, LP
Loss Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES	COMMITMENTS AND CONTINGENCIES
Leases
As of December 31, 2024 and 2023, the Company had commitments primarily under three subleases. Refer to Note 14 for further information on lease commitments.
Investment and loan commitments
As of December 31, 2024 and 2023, the Company was obligated to seven portfolio companies, all of which are variable interest entities (VIEs), to fund up to $69.0 million and $61.0 million, respectively. Subsequent to December 31, 2024, $2.5 million of this amount has been funded. Refer to Note 18 for further information on VIEs.
As of December 31, 2024 and 2023, the Company had outstanding credit facilities to counterparties and arrangements to finance delayed trading settlement up to three days totaling $60.0 million and $20.0 million, respectively, and had funded $39.9 million and $0 in relation to these facilities, respectively, as of the year end. Credit facilities are supported by counterparties’ assets. There were no additional fundings of these facilities subsequent to period end.
Contractual commitments
As of December 31, 2024, the Company had an outstanding commitment for the construction of improvements at its Helios facility totaling $9.1 million.
Indemnifications
The Company has provided standard representations for agreements and customary indemnification for claims and legal proceedings. Insurance has been purchased to mitigate certain of these risks. Generally, there are no stated or notional amounts included in these indemnifications and the contingencies triggering the obligation for indemnification are not expected to occur. Furthermore, counterparties to these transactions often provide comparable indemnifications. The Company is unable to develop an estimate of the maximum payout under these indemnifications for several reasons. In addition to the lack of a stated or notional amount in a majority of such indemnifications, it is not possible to predict the nature of events that would trigger indemnification or the level of indemnification for a certain event. The Company believes, however, that the possibility of making any material payments for these indemnifications is remote. As of December 31, 2024 and 2023, there was no liability accrued under these arrangements.
Legal and Regulatory Matters
In the ordinary course of business, the Company and its subsidiaries and affiliates may be threatened with, named as defendants in, or made parties to pending and potential legal actions, including class actions, arbitrations and other disputes. The Company and its subsidiaries and affiliates are also subject to oversight by numerous regulatory and other governmental agencies and may receive inspection requests, investigative subpoenas and requests from regulators for documents and information, which could lead to enforcement investigations and actions.
The Company reviews any lawsuits, regulatory investigations, and other legal proceedings on an ongoing basis and provides disclosure and records loss contingencies in accordance with its accounting policies. Except as discussed below, the Company does not believe that the ultimate resolution of existing legal and regulatory outstanding matters will have a material effect upon our financial condition or liquidity. However, in light of the uncertainties inherent in these matters, it is possible that the ultimate resolution of one or more of these matters may have a material adverse effect on the Company’s results of operations for a particular period, and future changes in circumstances or additional information could result in additional accruals or resolution in excess of established accruals, which could adversely affect the Company’s results of operations, potentially materially.
SEC Matters: As previously disclosed, in prior years, members of the staff of the SEC’s Division of Enforcement raised whether certain of the digital assets that we trade are securities and therefore such trading activities should be conducted through a registered entity. In addition, the staff of the SEC’s Division of Enforcement also raised whether off-channel communications were appropriately captured. In February 2025, we received termination letters concluding these investigations without charges.
Luna Matters: On March 27, 2025, Galaxy reached an agreement with the New York State Attorney General to resolve civil claims relating to certain investments, trading, and public statements made in connection with the LUNA digital asset from late 2020 to 2022. As of December 31, 2024, the Company accrued a legal provision of $182 million. The accrued amounts include the impact of discounting the estimated cash flows at a rate of approximately 4.3%. The undiscounted amount of the settlement is $200 million and payable between 2025 and 2028, with a payment of $40 million in each of 2025 and 2026, and a payment of $60 million in each of 2027 and 2028. Under the terms of the settlement, Galaxy also agreed to, among other things, compliance enhancements related to public statements about cryptocurrency and purchases and sales of cryptocurrency.
In December 2022, a proposed class action was filed in the Ontario Superior Court of Justice against GDH Ltd., our Chief Executive Officer and our former Chief Financial Officer asserting various claims including alleged misrepresentations relating to our public disclosure regarding investments and trading in the LUNA digital asset. The class action purports to be brought on behalf of a proposed class of persons and entities who acquired our securities on the secondary market from May 17, 2021 to and including May 6, 2022. The class action seeks unspecified damages and various declaratory relief, including leave to proceed with the right of action for misrepresentation under statutory securities provisions. These proceedings are still in early stages and have not been certified to proceed as a class action. Based on the stage of the case, the outcome remains uncertain, and the Company cannot estimate the potential impact, if any, on its business or financial statements at this time.
Financial Support of GDH Ltd.
In accordance with the LPA, the Company will reimburse or pay for all reasonably incurred expenses, excluding taxes, in the conduct of GDH Ltd.'s business.
Tax Distributions
The LPA also allows the Company to make distributions, as and when determined by the General Partner, in its sole discretion so as to enable unit holders to pay anticipated taxes with respect to allocated Company taxable income and / or gains. Amounts distributed pursuant to the tax distribution provision are treated as an advance against, and reduce (on a dollar for dollar basis), future amounts that would otherwise be distributable to such limited partners. The LPA provides that the value of any tax distribution made shall not exceed 25% of the Company’s market capitalization determined at the time the General Partner determines to make such distribution.
Tax-related distributions of $55.3 million and $22.4 million were paid during the years ended December 31, 2024 and 2023, respectively.
In December 2021 and July 2024, the Company contributed approximately $523.0 million and $20 million, respectively, into wholly-owned subsidiaries through which the Company is operating bitcoin mining activities and exploring ways to operate other qualified digital assets and blockchain related activities in qualified opportunity zones. The qualified opportunity zone program was established by Congress under the Tax Cuts and Jobs Act of 2017 to encourage long-term investments in low-income urban and rural communities nationwide, and through which taxpayers may defer eligible capital gains provided they meet the program’s requirements. In December 2026, the Company will be required to recognize capital gains on 90% of the contributed amount for U.S. federal tax purposes, which will be allocated to its unit holders in accordance with their ownership interests at that time. As such depending on facts and circumstances at that time, the Company may be required to make additional tax distributions to its unit holders, including GDH Ltd.